Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 11, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Bramshill Income Performance Fund S000082975 CornerCap Fundametrics® Large-Cap ETF S000082979 Optimize Strategy Index ETF S000084701

To the Commission:

The Trust is making an amended filing on behalf of the above-mentioned series of the Trust.  The purpose of this filing is to correct information disclosed in the March 31, 2025 Form N-CEN for the Optimize Strategy Index ETF for C.3.b., C.3.b.i.1., C.3.b.i.2., C.3.b.ii.1., C.3.b.ii.2., C.3.b.iii.1. and C.3.b.iiii.2.  These items refer to the ETF’s status as an Index Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7227 or eric.mccormick@usbank.com.

Sincerely,

/s/ Eric McCormick
Eric McCormick
Treasurer
Advisor Managed Portfolios